CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Cash and Cash Deposits:
Cash and cash equivalents	¥ 1,439,786		¥ 1,489,792
Time deposits	224,992		363,682
Deposits with stock exchanges and other segregated cash	405,134		335,836
Total cash and cash deposits	2,069,912		2,189,310
Loans and receivables:
Loans receivable (including ¥303,956 million and ¥282,822 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	1,357,346		1,327,875
Receivables from customers (including ¥2,180 million and ¥2,248 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	67,002		64,070
Receivables from other than customers	1,266,421		1,181,742
Allowance for doubtful accounts	(2,754)		(3,009)
Total loans and receivables	2,688,015		2,570,678
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,087,138 million and ¥984,385 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	8,299,801		9,617,675
Securities borrowed	8,080,883		7,729,326
Total collateralized agreements	16,380,684		17,347,001
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of ¥9,266,192 million and ¥10,673,083 million as of March 31, 2014 and September 30, 2014, respectively; including ¥9,156 million and ¥11,684 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	20,009,976		18,672,318
Private equity investments (including ¥3,476 million and ¥5,716 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	44,723		41,996
Total trading assets and private equity investments	20,054,699		18,714,314
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥350,820 million as of March 31, 2014 and ¥369,320 million as of September 30, 2014)	413,385		408,917
Non-trading debt securities	967,293		1,023,746
Investments in equity securities	141,508		136,740
Investments in and advances to affiliated companies	349,528		345,434
Other (including ¥56,976 million and ¥67,644 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	737,070		784,174
Total other assets	2,608,784		2,699,011
Total assets	43,802,094		43,520,314
LIABILITIES AND EQUITY
Short-term borrowings (including ¥49,279 million and ¥39,638 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	609,481		602,131
Payables and deposits:
Payables to customers	651,914		492,516
Payables to other than customers	1,246,609		1,230,176
Deposits received at banks	1,056,216		1,114,181
Total payables and deposits	2,954,739		2,836,873
Collateralized financing:
Securities sold under agreements to repurchase (including ¥530,397 million and ¥535,816 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	13,878,397		13,937,690
Securities loaned	2,629,628		2,359,809
Other secured borrowings	739,014		814,500
Total collateralized financing	17,247,039		17,111,999
Trading liabilities	10,882,727		11,047,285
Other liabilities (including ¥1,123 million and ¥17,377 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	1,080,878		1,141,750
Long-term borrowings (including ¥1,984,986 million and ¥2,378,535 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	8,412,012		8,227,063
Total liabilities	41,186,876		40,967,101
Common stock
No par value shares; Authorized-6,000,000,000 shares as of March 31, 2014 and September 30, 2014, Issued-3,822,562,601 shares as of March 31, 2014 and September 30, 2014, Outstanding-3,717,630,462 shares as of March 31, 2014 and 3,640,236,853 shares as of September 30, 2014	594,493		594,493
Additional paid-in capital	683,112		683,638
Retained earnings	1,335,236		1,287,003
Accumulated other comprehensive income (loss)	70,533		20,636
Total NHI shareholder's equity before treasury stock	2,683,374		2,585,770
Common stock held in treasury, at cost-104,932,139 shares as of March 31, 2014 and 182,325,748 shares as of September 30, 2014	(122,286)		(72,090)
Total NHI shareholders' equity	2,561,088		2,513,680
Noncontrolling interests	54,130		39,533
Total equity	2,615,218		2,553,213
Total liabilities and equity	43,802,094		43,520,314
Variable Interest Entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents	21,000		18,000
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,087,138 million and ¥984,385 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	20,000		32,000
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of ¥9,266,192 million and ¥10,673,083 million as of March 31, 2014 and September 30, 2014, respectively; including ¥9,156 million and ¥11,684 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	897,000		751,000
Private equity investments (including ¥3,476 million and ¥5,716 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	1,000		1,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥350,820 million as of March 31, 2014 and ¥369,320 million as of September 30, 2014)	15,000		12,000
Other (including ¥56,976 million and ¥67,644 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	29,000	[1]	70,000	[1]
Total other assets	64,000		114,000
Total assets	982,000		883,000
Collateralized financing:
Securities sold under agreements to repurchase (including ¥530,397 million and ¥535,816 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	13,000		23,000
Trading liabilities	27,000		42,000
Other liabilities (including ¥1,123 million and ¥17,377 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	15,000		27,000
Long-term borrowings (including ¥1,984,986 million and ¥2,378,535 million measured at fair value by applying the fair value option as of March 31, 2014 and September 30, 2014, respectively)	640,000		424,000
Total liabilities	¥ 682,000		¥ 493,000

[1]	Includes aircraft purchase deposits of ¥5 billion as of March 31, 2014. There was no aircraft purchase deposit as of September 30, 2014, due to the completion of aircraft delivery. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 15 "Commitments, contingencies and guarantees" for further information.